Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
(Loss) profit before income tax	$ (11,976,182)	$ 5,210,820	$ 1,960,543
Adjustments for:
Expected credit losses recognized on trade receivables	253,459	73,537	96,891
Write-down of inventories	1,933,391
Impairment loss recognized on property, plant and equipment	4,244,688
Depreciation of property, plant and equipment	863,287	707,747	509,177
Depreciation of right-of-use asset	99,360	105,479	86,769
Amortization of intangible assets	950,624	904,315	834,575
Gain on lease modification	(703)
(Profit) loss on disposal of property, plant and equipment	(3,669)	(8,423)	50,116
Interest expenses	1,498,152	1,808,990	1,737,321
Interest income	(23,239)	(11,573)	(892)
Operating cash flows before movements in working capital	(2,160,832)	8,790,892	5,274,500
Decrease (increase) in inventories	2,655,526	(2,176,217)	(1,007,539)
Decrease (increase) in prepayments, trade and other receivables	3,054,403	(360,436)	(1,672,117)
(Decrease) increase in trade and other payables	(3,508,602)	929,767	100,300
(Decrease) increase in contract liabilities	(40,272)	(608,006)	732,146
Cash generated from operations	223	6,576,000	3,427,290
Income tax paid	(239,451)	(704,838)	(175,791)
Net cash (used in) generated from operating activities	(239,228)	5,871,162	3,251,499
Investing activities
Interest received	23,239	11,573	892
Purchases of property, plant, and equipment	(116,404)	(1,202,289)	(2,533,241)
Proceeds from sales of property, plant and equipment	22,542	38,185	1,477
Purchases of intangible assets	(1,057,831)	(314,168)	(6,336)
(Increase) decrease in restricted bank deposits	(24,815)	37,687	55,103
Net cash used in investing activities	(1,153,269)	(1,429,012)	(2,482,105)
Financing activities
Advances from an ultimate beneficial shareholder	2,579,641	9,767,902	5,400,896
Repayments to an ultimate beneficial shareholder	(6,872,847)	(7,528,710)	(6,499,827)
Proceeds from bank borrowings	30,492,404	22,477,387	24,977,364
Repayments of bank borrowings	(30,637,447)	(25,346,613)	(21,668,049)
Proceeds from other borrowings	663,211
Repayments of lease liabilities	(105,956)	(105,957)	(77,889)
Proceeds from issue of shares, net of expenses	5,092,321
Interest paid	(1,498,152)	(1,808,990)	(1,737,321)
Net cash (used in) generated from financing activities	(286,825)	(2,544,981)	395,174
Net (decrease) increase in cash and cash equivalents	(1,679,322)	1,897,169	1,164,568
Cash and bank balances at beginning of year	5,082,587	3,545,458	3,554,117
Effect of foreign exchange rate changes	576,151	(360,040)	(1,173,227)
Cash and bank balances at end of year	$ 3,979,416	$ 5,082,587	$ 3,545,458